Segment Information (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Other income and expenses	$ (17)	$ (18)	$ 519	$ (391)	$ 556	$ (665)
Secure Messaging Licenses [Member]
Other income and expenses
Browning Productions [Member]
Other income and expenses					22
Corporate [Member]
Other income and expenses					534	(665)
123Wish, Inc. [Member]
Other income and expenses
Love Media House [Member]
Other income and expenses